Restricted Cash (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 62	$ 103	$ 103	$ 75
Escrow deposits on VOI sales
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	38	81	81	58
Reserves related to non-recourse debt
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 24	$ 22	$ 22	$ 17